Segment Reporting (Schedule of significant expense (income)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Sales	$ 58,114	$ 124,131	$ 150,582
Share-based compensation expenses	(3,166)	(3,353)	(3,577)
Depreciation costs	(1,891)	(2,212)	(2,208)
Rent	(2,121)	(2,150)	(2,207)
Impairment of goodwill	0	(25,561)	0
Financial income, net	1,961	1,372	2,464
Income taxes	2,391	(889)	4,084
Segment net income (loss)	(13,708)	(26,413)	18,306
Operating segment [Member]
Segment Reporting Information [Line Items]
Sales	58,114	124,131	150,582
Raw material and subcontracted manufacturing costs	(35,364)	(81,947)	(85,190)
Payroll & related expenses	(19,481)	(21,465)	(25,017)
Share-based compensation expenses	(3,166)	(3,353)	(3,577)
Subcontractor work	(3,747)	(2,681)	(2,329)
Depreciation costs	(1,891)	(2,212)	(2,208)
Rent	(2,121)	(2,150)	(2,207)
Impairment of goodwill	0	(25,561)	0
Other segment items	(5,304)	(13,151)	(9,921)
Amortization expense	(318)	(285)	(207)
Financial income, net	1,961	1,372	2,464
Income taxes	(2,391)	889	(4,084)
Segment net income (loss)	$ (13,708)	$ (26,413)	$ 18,306